Financial Risk Management - Credit Risk (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 11,244	R 5,837
Restricted investments	3,535	3,301
Investments held by social trust funds
Disclosure of detailed information about financial instruments [line items]
Restricted investments	22	28
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,357	993
Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	169	136
Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,513	3,273
Restricted investments	3,513	3,273	R 3,238
Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	66	506
AA | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	671
AA | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	109
AA | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	0	3,273
AA | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	10	393
AA Minus | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	6,357	322
AA Minus | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	169	27
AA Minus | Restricted investments (environmental trusts)
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	3,513	0
AA Minus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	41	69
A Plus | Derivative financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk	R 15	R 44